Operating Costs And Expenses - Summary of Electricity Purchased for Resale (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	R$ 11,084	R$ 10,919	R$ 8,273
Supply From Itaipu Binacional [member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	1,351	1,243	1,144
Physical guarantee quota contracts [Member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	679	461	537
Quotas for Angra I and II Nuclear Plants [Member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	267	244	217
Spot market [Member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	1,818	1,498	761
Proinfa Program [Member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	324	303	323
'bilateral contracts' [Member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	484	385	292
Energy acquired in Regulated Market auctions [Member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	3,346	3,555	2,540
Energy acquired in the Free Market [member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	3,871	4,283	3,279
Pasep and Cofins credits [Member]
Disclosure of operating costs and expenses [line Items]
Energy purchased for resale	R$ (1,056)	R$ (1,053)	R$ (820)